CONVERTIBLE NOTES PAYABLE AND ACCRUED INTEREST (Details Textuals) (USD $)	Jun. 30, 2012
Convertible notes payable 8% accrued interest rate due on demand at dollar two per share conversion price due to president
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2.00
Convertible notes payable 8 % accrued interest rate due on demand at dollar two per share conversion price due to secretary
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	8.00%
Conversion price	$ 2.00
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.50
Convertible notes payable 15% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%
Conversion price	$ 2.50
Convertible notes payable 10% accrued interest rate due on demand at dollar two point five zero per share conversion price due to investor
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%
Conversion price	$ 2.50